Document And Entity Information	Jun. 04, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This current report on Form 8-K/A (the “Amendment”) amends the current report on Form 8-K dated June 4, 2020 filed by SVMK Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on June 9, 2020 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2020 Annual Meeting of Stockholders held on June 9, 2020 (the “2020 Annual Meeting”). The sole purpose of this Amendment is to update the Original Form 8-K, in accordance with Item 5.07(d) of Form 8-K, to disclose the Company’s decision regarding how frequently it will conduct future stockholder advisory votes to approve the compensation of the Company’s named executive officers (“say on pay votes”). No other changes have been made to the Original Form 8-K.
Document Period End Date	Jun. 04, 2020
Trading Symbol	SVMK
Entity Registrant Name	SVMK Inc.
Entity Central Index Key	0001739936
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38664
Entity Tax Identification Number	80-0765058
Entity Address, Address Line One	One Curiosity Way
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	650
Local Phone Number	543-8400
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false